Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 94.0%
Automobiles - 9.0%
Tesla, Inc. (A)	36,420	$ 13,539,135
Biotechnology - 4.6%
Roivant Sciences Ltd. (A)	250,431	6,936,939
Broadline Retail - 1.6%
MercadoLibre, Inc. (A)	1,379	2,384,319
Capital Markets - 1.8%
Coinbase Global, Inc., Class A (A)	3,771	658,454
Intercontinental Exchange, Inc.	13,045	2,051,718
		2,710,172
Entertainment - 6.4%
ROBLOX Corp., Class A (A)	123,427	6,981,031
Spotify Technology SA (A)	5,498	2,666,035
		9,647,066
Financial Services - 6.9%
Affirm Holdings, Inc. (A)	149,895	6,868,189
Federal National Mortgage Association (A)	490,609	3,561,821
		10,430,010
Health Care Equipment & Supplies - 4.0%
Medline, Inc., Class A (A)	134,034	5,964,513
Hotels, Restaurants & Leisure - 5.4%
Airbnb, Inc., Class A (A)	24,111	3,044,736
DoorDash, Inc., Class A (A)	34,108	5,121,316
		8,166,052
IT Services - 19.8%
Cloudflare, Inc., Class A (A)	102,839	21,219,799
Shopify, Inc., Class A (A)	55,645	6,600,610
Snowflake, Inc., Class A (A)	14,076	2,122,942
		29,943,351
Pharmaceuticals - 8.3%
Royalty Pharma PLC, Class A	260,845	12,512,735
Real Estate Management & Development - 0.6%
Opendoor Technologies, Inc. (A)	207,391	970,590
Software - 17.6%
AppLovin Corp., Class A (A)	21,312	8,482,176
Aurora Innovation, Inc. (A)(B)	1,303,460	5,370,255
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
BitMine Immersion Technologies, Inc. (B)	60,355	$ 1,193,822
Circle Internet Group, Inc. (A)	15,776	1,505,188
Crowdstrike Holdings, Inc., Class A (A)	5,875	2,293,659
Palantir Technologies, Inc., Class A (A)	15,681	2,293,817
Strategy, Inc., Class A (A)	43,779	5,463,619
		26,602,536
Technology Hardware, Storage & Peripherals - 2.4%
IonQ, Inc. (A)(B)	123,731	3,567,165
Trading Companies & Distributors - 5.6%
QXO, Inc. (A)	435,169	8,450,982
Total Common Stocks (Cost $117,745,623)		141,825,565
OTHER INVESTMENT COMPANY - 5.0%
Securities Lending Collateral - 5.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (C)	7,463,961	7,463,961
Total Other Investment Company (Cost $7,463,961)		7,463,961

	Principal	Value
REPURCHASE AGREEMENT - 6.2%
Fixed Income Clearing Corp., 1.35% (C), dated 03/31/2026, to be repurchased at $9,413,214 on 04/01/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 06/30/2027, and with a value of $9,601,293.	$ 9,412,861	9,412,861
	Total Repurchase Agreement (Cost $9,412,861)	9,412,861
	Total Investments Excluding Options Purchased (Cost $134,622,445)	158,702,387
	Total Options Purchased - 0.1% (Cost $844,093)	152,770
	Total Investments (Cost $135,466,538)	158,855,157
	Net Other Assets (Liabilities) - (5.3)%	(7,936,066)
	Net Assets - 100.0%	$ 150,919,091
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put – USD vs. CNH	BCLY	USD	7.20	02/12/2027	USD	61,941,552	$162,745	$98,983
Put – USD vs. CNH	SCB	USD	7.32	12/17/2026	USD	66,844,261	189,169	50,133
Put – USD vs. CNH	SCB	USD	7.58	08/11/2026	USD	58,802,352	192,397	3,587
Put – USD vs. CNH	GSI	USD	7.71	05/13/2026	USD	40,220,520	167,422	40
Put – USD vs. CNH	SCB	USD	7.90	04/01/2026	USD	27,239,988	132,360	27
Total							$844,093	$152,770
Transamerica Series Trust

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$141,825,565	$—	$—	$141,825,565
Other Investment Company	7,463,961	—	—	7,463,961
Repurchase Agreement	—	9,412,861	—	9,412,861
Over-the-Counter Foreign Exchange Options Purchased	—	152,770	—	152,770
Total Investments	$149,289,526	$9,565,631	$—	$158,855,157
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $10,131,242, collateralized by cash collateral of $7,463,961 and non-cash collateral, such as U.S. government securities of $2,947,998. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2026.
(D)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION(S):
CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
BCLY	Barclays Bank PLC
GSI	Goldman Sachs International
SCB	Standard Chartered Bank
Transamerica Series Trust

Transamerica Morgan Stanley Capital Growth VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Morgan Stanley Capital Growth VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica Morgan Stanley Capital Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust